Document and Entity Information Document	Jul. 28, 2021	Sep. 14, 2020
Cover [Abstract]
Document Type		8-K
Document Period End Date	Jul. 28, 2021
Entity Registrant Name		OPORTUN FINANCIAL CORPORATION
Entity Central Index Key		0001538716
Amendment Flag		false
Entity File Number		001-39050
Entity Incorporation, State or Country Code		DE
Entity Tax Identification Number		45-3361983
Entity Address, Address Line One		2 Circle Star Way
Entity Address, City or Town		San Carlos,
Entity Address, State or Province		CA
Entity Address, Postal Zip Code		94070
City Area Code		650
Local Phone Number		810-8823
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, $0.0001 par value per share
Trading Symbol		OPRT
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false